Finance Costs And Income	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Finance Costs And Income
NOTE 14. FINANCE COSTS AND INCOME

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Finance Costs
Short- and long-term borrowings	$4,652	$4,401	$8,472	$8,795
Interest on lease liability	666	757	1,361	1,550

Total finance costs	$5,318	$5,158	$9,833	$10,345

Finance Income
Interest income	$858	$204	$1,502	$399

Net finance costs	$4,460	$4,954	$8,331	$9,946

NOTE 26. FINANCE COSTS AND INCOME

Years ended December 31,	2021	2020	2019
Finance Costs
Short and long-term borrowings	$17,252	$19,993	$19,679
Interest on lease liability	3,029	3,371	2,586

Total finance costs	$20,281	$23,364	$22,265

Finance Income
Interest income	$3,286	$871	$3,687

Net finance costs	$16,995	$22,493	$18,578